Income tax receivables and payables - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Income tax receivables and payables
Current income tax payables for regulatory provisions	€ 455
Pending litigation with tax authorities	€ 33	€ 206